Schedule of estimated useful lives (Details)	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Expected useful lives	Leasehold Improvements [Member]
Office Furniture and Fittings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	3 years
Office Furniture and Fittings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	3 years